Share capital	12 Months Ended
Apr. 30, 2025
Share capital

10. Share capital

	Number of shares	Par value	Authorized share capital
		USD	USD
Authorized share capital
Ordinary shares of USD0.000025 each	20,000,000,000	0.000025	500,000

	April 30, 2024 and 2025	April 30, 2024 and 2025	April 30, 2024 and 2025
	Number of shares	SGD	USD
Issued and paid-up share capital
Ordinary shares	33,350,000	86,585	66,328

The Company has an initial authorized share capital of USD500,000 divided into 500,000,000 ordinary shares of par value US$0.001 per share. On May 27, 2025, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:40 forward share split and changed the authorized share capital to USD500,000 divided into 20,000,000,000 ordinary shares with a par value of USD0.000025 each.

As disclosed in Note 1, upon completion of the reorganization and subsequent recapitalization by principal of common control, as of April 30, 2024 and 2025, 33,350,000 ordinary shares are issued and outstanding.

The fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.